Restructuring and Other Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Document Fiscal Year Focus	2018
Net pre-tax restructuring costs (benefit)	$ 307
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	147
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	162
Non-service pension (benefit) [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	(2)
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	207
Utilization and foreign exchange	(69)
Restructuring Reserve	138
Expected Costs	286
Restructuring cost incurred	(207)
Remaining Costs	79
Current Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	76
Current Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	133
Current Year Actions [Member] | Non-service pension (benefit) [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	(2)
Current Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	191
Utilization and foreign exchange	(76)
Restructuring Reserve	115
Current Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	16
Utilization and foreign exchange	7
Restructuring Reserve	23
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	94
Utilization and foreign exchange	(126)
Restructuring Reserve	53	$ 85
Expected Costs	361
Restructuring cost incurred	(94)	(176)
Remaining Costs	91
Prior Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	72
Prior Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	22
Prior Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	62
Utilization and foreign exchange	(89)
Restructuring Reserve	57	84
Prior Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	32
Utilization and foreign exchange	(37)
Restructuring Reserve	(4)	1
Two Years Prior Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	6
Restructuring Reserve	58
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	69
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	55
Restructuring cost incurred	(48)
Remaining Costs	7
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	66
Restructuring cost incurred	(20)	(43)
Remaining Costs	3
Carrier [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	80
Carrier [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	111
Restructuring cost incurred	(64)
Remaining Costs	47
Carrier [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	77
Restructuring cost incurred	0	(76)
Remaining Costs	1
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	(7)
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	3
Restructuring cost incurred	(3)
Remaining Costs	0
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	7
Restructuring cost incurred	0	(7)
Remaining Costs	0
Collins Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	160
Collins Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	111
Restructuring cost incurred	(87)
Remaining Costs	24
Collins Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	204
Restructuring cost incurred	(74)	(43)
Remaining Costs	87
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	5
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	6
Restructuring cost incurred	(5)
Remaining Costs	1
Eliminations and other [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	7
Restructuring cost incurred	0	$ (7)
Remaining Costs	$ 0